Shareholders' equity	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Shareholders' equity

19.Shareholders’ equity

a)      Share capital

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income taxes relating to transaction costs of an equity transaction are accounted for in accordance with policy described in Note 17.

At December 31, 2020, Cosan Limited’s share capital is composed of the following:

Shareholders	Class A common shares	%	Class B common shares	%	Total number of shares	%
Controlling group	33,625,380	23.66%	96,332,044	100.00%	129,957,424	54.50%
Renaissance Technologies LLC	5,923,094	4.17%	—	0.00%	5,923,094	2.48%
Free float	102,567,060	72.17%	—	0.00%	102,567,060	43.02%
Total of shares	142,115,534	100.00%	96,332,044	100.00%	238,447,578	100.00%

b)     Treasury shares

Accounting policy

Treasury shares represent the stocks that are repurchased by the company and are available for specific and limited intents. For accounting purposes, Cosan hold the shares required to meet the future employee share-based payment plans and the volume is treated in the same manner as treasury shares.

As of December 31, 2020, the Company did not hold any treasury shares. During the year ended December 31, 2020, the Company delivered 3,616,531 shares to employees who had share-based compensation plans and sold 13,021,744 shares.

c)      Dividends

Accounting policy

 Cosan Limited is a holding company and can only pay dividends to the extent, if any, that funds are received from its subsidiaries.

 Company’s board of directors declared dividends to shareholders in the amount of R$1,402,899 on December 17, 2020.

d)     Other comprehensive (loss) income

	December 31, 2019	Comprehensive (loss) income	December 31, 2020
Loss on cash flow hedge	(790,403)	(526,099)	(1,316,502)
Foreign currency translation differences	49,281	(42,767)	6,514
Actuarial loss on defined benefit plan	(180,958)	(36,813)	(217,771)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,277	278	1,555
	(905,803)	(605,401)	(1,511,204)

Attributable to:
Owners of the Company	(805,471))	(718,556)	(1,524,027)
Non-controlling interests	(100,332))	113,155	12,823

	December 31, 2018	Comprehensive (loss) income	December 31, 2019

Loss on cash flow hedge	(533,917)	(256,486)	(790,403)
Foreign currency translation differences	21,493	27,788	49,281
Actuarial loss on defined benefit plan	(99,246)	(81,712)	(180,958)
Gain on measurement of financial instrument	15,000	—	15,000
Change in fair value of financial assets	1,085	192	1,277
	(595,585)	(310,218)	(905,803)

Attributable to:
Owners of the Company	(587,173)	(218,298)	(805,471)
Non-controlling interests	(8,412)	(91,920)	(100,332)